Management Statement And Basis Of Presentation Of The Financial Statements - Summary of Reconciliation of Equity (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of equity [Line Items]
Capital stock	R$ 1,485,436	R$ 427,073
Surplus on issue/sale of shares	708,760
Accumulated losses	154,039	R$ 1,437,015
Company [member]
Disclosure of reconciliation of equity [Line Items]
Capital stock	1,485,435
Surplus on issue/sale of shares	793,339
Special reserve	206,592
Profit reserve - retention	(1,428)
Accumulated losses	155,467
Natura [member]
Disclosure of reconciliation of equity [Line Items]
Capital stock	1,721,911
Surplus on issue/sale of shares	84,579
Additional paid-in capital	388,729
Profit reserves - Legal	18,650
Profit reserves – Tax incentives	157,524
Profit reserve - retention	298,344
Predecessor adjustments [member]
Disclosure of reconciliation of equity [Line Items]
Capital stock	(236,476)
Surplus on issue/sale of shares	708,760
Special reserve	206,592
Additional paid-in capital	(388,729)
Profit reserves - Legal	(18,650)
Profit reserves – Tax incentives	(157,524)
Profit reserve - retention	(299,772)
Accumulated losses	R$ 155,467